Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 6,262
2020	24,814
2021	19,224
2022	3,508
2023	2,791
2024	2,792
Thereafter	4,425
Total	$ 63,816